Significant Accounting Policies (Details) - Schedule of cash, cash equivalents, and restricted cash - Leafly Holdings, Inc.[Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 4,818	$ 5,739
Restricted cash	116	116
Total	$ 4,934	$ 5,855